Property, Plant and Equipment, and Asset Impairment (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment, and Asset Impairment
Depreciation expense	$ 100		$ 300	$ 620	$ 1,576	$ 1,860	$ 2,723
Asset impairment	$ 0	$ 2,600	$ 0	$ 2,649	$ 0
Impairment of leasehold improvements		2,200
Impairment on the right-of-use asset		$ 400